Note 9 - Other Disclosures	12 Months Ended
Dec. 31, 2023
Statement Line Items [Line Items]
Disclosure of other disclosures [text block]
9	Other disclosures

9.1	Defined contribution plans (government-run pension plans)

Sono Group makes payments under defined contributions plans, related to government-run pension plans. In the financial year 2023, the total expense recognized amounted to kEUR 1,268 (2022: kEUR 2,004; 2021: kEUR 1,047).

9.2	Government grants

In fiscal year 2023, other operating income includes an amount of kEUR 16 (2022: kEUR 260; 2021: kEUR 71) related to grants received.

The amount recognized in 2023 relates to the SCALE project. For further information see note 7.11 Other noncurrent non-financial liabilities.

The government grant income in 2022 relates to a research grant in the form of tax subsidies for expenses related to solar projects that were incurred in 2020. The entire amount was awarded,  received and recognized in 2022.

The amounts recognized in 2021 related to a grant that Sono Motors received from the EU to promote the development of open-source hardware as part of the “OPEN_NEXT” project.

9.3	Remuneration based on shares (share-based payment)

9.3.1	Staff members and managers - CSOP

In December 2020, Management offered eligible employees (85 staff members and 3 managers) to join a employee participation program (Conversion Stock Option Program or CSOP), which is equity-settled. The program provides remuneration in the form of the right to participate in Sono Motors’ exit proceeds. An IPO constitutes an ‘exit-event’ according to the CSOP.

In November 2021, Sono Group successfully completed an IPO and was listed on the Nasdaq.

Immediately prior to the pricing of the IPO on November 16, 2021, additional ordinary shares were issued to all of our existing shareholders, replicating the effect of a share split. Each of the existing shareholders received 0.71 additional ordinary shares per common share or high voting share held by them immediately prior to the pricing of our IPO, rounded down to the nearest integer. CSOP participants, upon the exercise of their options will be granted a further 0.71 shares.

For all staff members as well as one manager in the CSOP, all granted share options are fully vested as of December 31, 2022 (also fully vested as of December 31, 2021). They became exercisable one year after the IPO in November 2022. All unexercised share options expire four years after the IPO.

Two managers in the CSOP have a vesting period of 36 months (service condition) for their granted share options, beginning at a contractually set date. If the employment of the managers with Sono Motors GmbH, Munich, Germany, ends during the vesting period, a pro rata number of the share options might be granted, depending on contractually agreed good or bad leaver scenarios. After the vesting period all granted share options become exercisable. Other than that, there are no vesting conditions.

Sono N.V. measures the fair value of the received services by reference to the fair value of the equity instruments (share options) granted and the number of share options contractually agreed on with each participant. Sono N.V. recognizes the fair value of the services as expenses and a corresponding increase in equity when the services are received. If Sono N.V. and the participant did not agree on service conditions (86 participants) and the participant is unconditionally entitled to the share options, Sono N.V. presumes that the services have been received on grant date and recognizes the services received in full, with a corresponding increase in equity. If Sono N.V. and the participant did agree on service conditions (two participants), Sono N.V. accounts for the services as they are rendered by the participant during the vesting period, with a corresponding increase in equity.

The following table illustrates the volume of the program, the weighted average fair value at grant date as well as the total expense of the period and the corresponding increase in equity:

December 31, 2023

Number of options granted	1,805,100
Number of options exercised	297,819
Weighted average fair value at grant date (EUR)	19.26
Expense for the period (kEUR)	52
Increase in equity (kEUR)	52

December 31, 2022

Number of options granted	1,805,100
Number of options exercised	242,123
Weighted average fair value at grant date (EUR)	19.26
Expense for the period (kEUR)	652
Increase in equity (kEUR)	652

The following table illustrates the number of, and movements in, share options during the year:

	2023	2022
As of January 1	1,562,977	1,805,100
Granted during the period	-	-
Forfeited during the period	-	-
Exercised during the period	(55,696)	(242,123)
As of December 31	1,507,281	1,562,977
Weighted average remaining contractual life (in years)	1.9	2.9

As of December 31, 2023, 1,507,281 (2022: 1,536,909) options were exercisable.

When participants exercise their options, they are entitled to a bonus share issue of 0.71 extra shares. Thus, the outstanding number of share options as of December 31, 2023, 1,507,281 (2022: 1,562,977) give the right to acquire about 2,577,451 (2022: 2,672,691) shares.

The exercise price of all share options is EUR 0.06. During the period 55,696 (2022: 242,123) shares were exercised with a weighted average share price of EUR 0.31 (2022: EUR 1.06).

The fair value of the share options for the equity-settled share-based transactions was measured using Black-Scholes Model on the grant date and the following inputs:

Input factor

Weighted average share price (EUR)	22.01
Exercise price (EUR)	0.06
Expected volatility	75%
Option life (yrs.)	1.29
Expected dividends (EUR)	0.00
Risk-free interest rate	(0.73)%
Lack of marketability discount	14.39%

The expected life of the share options was based on current expectations and was not necessarily indicative of exercise patterns that may occur. The expected volatility was based on an evaluation of historical volatilities of comparable listed peer group companies. The expected volatility reflects the assumption that the historical volatility over a period similar to the life of the options is indicative of future trends, which may not necessarily be the actual outcome.

9.3.2	Staff members - ESOP

In April 2022, Management offered all permanent employees, except the top management, the opportunity to join a new employee participation program (Employee Stock Option Program or ESOP), which is equity-settled. Every employee will be granted the equivalent of ten percent of their annual gross salary in stock options, with a minimum of kEUR 5 worth of stock options, per year and employee.

As of December 31, 2023, no employees had signed the ESOP because the drafting of the contracts has not been finalized yet. However, since the employees are already rendering service for the ESOP, expense has been recognized from the second quarter of 2022. As of December 31, 2023, it was the intention of Management to implement this program however there is a large amount of uncertainty over the future of the ESOP program due to the changes in financing, the Nasdaq delisting decision, change in management or ownership structures of the Group may result in the share options not being formally granted.

The table below shows the expected entitlement status as of December 31, 2023:

	Dec. 31, 2023	Dec. 31, 2022

Number of entitlements for 2021 tranche	15	156
Number of entitlements for 2022 tranche	31	363
Number of entitlements for 2023 tranche	36	-
	82	519

Tranches for the years 2021 and 2022 have a cliff vesting that requires staff members to remain employed at Sono Motors until a certain date. The cliff date for the 2021 tranche is September 30, 2022 and for the 2022 tranche it is June 30, 2023. If the employment of the staff with Sono Motors should end before the cliff date, the share options are forfeited. After the vesting period all granted share options will become immediately exercisable. The contractual life of the option has not yet been finalized.

Sono Group initially measures the fair value of the received services by reference to the fair value of the equity instruments (share options) which are planned to be granted and the number of share options planned in relation to each participant and which is expected to vest. In 2022, the fair value was calculated as equal to the share price on the valuation date less the exercise price. In 2023, the fair value was calculated as trivial. The measurement of the fair value is provisional and will be updated on the grant date. Sono Group recognizes the fair value of the services as expenses and a corresponding increase in equity when the services are received.

The following table illustrates the planned volume of the program, the weighted average fair value at reporting date December 31, 2023, as well as the total expense of the period and the corresponding increase in equity:

December 31, 2023

Number of options	536,209
Weighted average fair value at reporting date (EUR)	0.00
(Income) for the period (kEUR)	(308)
(Decrease) in equity (kEUR)	(308)

December 31, 2022

Number of options	583,993
Weighted average fair value at reporting date (EUR)	0.86
Expense for the period (kEUR)	308
Increase in equity (kEUR)	308

Sono N.V. recognized the proportionate fair value as other general and administrative expense (2023: kEUR (70); 2022: kEUR 70), selling and distribution expense (2023: kEUR (23); 2022: kEUR 23) and cost development expense (2023: kEUR (235); 2022: kEUR 235).

The exercise price of all share options will be EUR 0.06. The price of Sono shares as of December 31, 2023, converted to Euro, amounts to EUR 0.05 (2022: EUR 0.92).

9.3.3	Supervisory Board - RSUs

In November 2021, Sono Group established a supervisory board. As of December 31, 2021, the supervisory board consisted of five members. The members received share-based payment based on awarded restricted stock units (“RSU”), as part of their remuneration. RSU is the right to receive, in cash, in assets, in the form of plan shares valued at fair market value (“FMV”), or a combination, the FMV of one share on the exercise date. FMV is the closing price of a Sono share on the relevant date on the principal stock exchange where Sono shares have been admitted for trading. The RSU agreements were signed on November 25, 2021, by four members of the supervisory board and on February 22, 2022, by one member of the supervisory board. In December 2022, a new member joined the supervisory board, however there are no RSUs granted. The RSUs vest in four equal installments on each anniversary of November 19, 2021, with the fourth installment vesting on the earlier of (a) the fourth anniversary of November 19, 2021 (b) the annual general meeting of the Sono N.V. to be held in 2025 (exercise dates). The RSUs expire on the tenth anniversary of November 19, 2021. The measurement date for the four members was November 25, 2021 and for one member February 2, 2022. There are no contractual performance obligations. Vested tranches of RSUs may be exercised at the option of Sono Group in cash or in the form of ordinary shares.

Sono Group considers the RSU a transaction in which the terms of the arrangement provide Sono Group with a choice of settlement. Management determined that Sono Group does not have an obligation to settle in cash and therefore accounts for the transactions with the requirements applying to equity-settled share-based payment transactions.

Sono Group measures the fair value of the received services by reference to the fair value of the equity instruments (share options) granted and the number of share options contractually agreed on with members of the supervisory board. The fair value was calculated as equal to the share price on the valuation date less the exercise price. Sono Group recognizes the fair value of the services as expenses and a corresponding increase in equity when the services are rendered by the members of the supervisory board during the vesting period, with a corresponding increase in equity.

The following table illustrates the volume of the program, the weighted average fair value at measurement date as well as the total expense of the period and the corresponding increase in equity:

December 31, 2023

Number of options	27,148
Weighted average fair value at measurement date (EUR)	13.34
(Income) for the period (kEUR)	(222)
(Decrease) in equity (kEUR)	(222)

December 31, 2022

Number of options	63,869
Weighted average fair value at measurement date (EUR)	13.34
Expense for the period (kEUR)	390
Increase in equity (kEUR)	390

Sono N.V. recognized the proportionate fair value as other general and administrative expense.

The following table illustrates the number of, and movements in, share options during the year:

	2023	2022
As of January 1	63,869	86,411
Granted during the period	-	-
Forfeited during the period	(36,631)	(22,542)
Exercised during the period	-	-
As of December 31	27,238	63,869
The weighted average remaining contractual life (in years)	7.9	8.9

As of December 31, 2023, 13,574 (2022: 15,967) options were exercisable.

The forfeited RSUs are due to a board member that joined in November 2021 resigning from the board in January 2022 and therefore forfeiting the granted options. In 2023, four supervisory members, three of which were granted RSUs, resigned, with 36,631 options forfeited.

The exercise price of all share options will be EUR 0.00.

9.3.4	Supervisory Board - Bonus RSUs

In March 2022, the Supervisory Board were offered bonus RSUs, in addition to those described in note 9.3.2.These bonus share options were committed to, but not granted as there are no contracts signed and no AGM resolution approving this compensation. However, since the supervisory board members had already rendered service the expense had been recognized in 2022. During 2023, four supervisory members, three of which were offered bonus RSUs, resigned and will not be granted RSUs anymore.

The vesting period was intended to be 12 months to December 2022. If the supervisory board members should leave before the end of the vesting period, the share options would be forfeited. After the vesting period all granted share options will become immediately exercisable once granted.

Sono Group considers the RSU a transaction in which the terms of the arrangement provide Sono Group with a choice of settlement. Management determined that Sono Group does not have an obligation to settle in cash and therefore accounts for the transactions with the requirements applying to equity-settled share-based payment transactions.

Sono Group initially measures the fair value of the received services by reference to the fair value of the equity instruments (share options) granted and the number of share options contractually agreed on with members of the supervisory board. The fair value was calculated as equal to the share price on the valuation date less the exercise price. The measurement of the fair value is provisional and will be updated on the grant date. Sono Group recognizes the fair value of the services as expenses and a corresponding increase in equity when the services are rendered by the members of the supervisory board during the vesting period, with a corresponding increase in equity.

The following table illustrates the volume of the program, the weighted average fair value at measurement date as well as the total expense of the period and the corresponding change in equity:

December 31, 2023

Number of options	26,117
Weighted average fair value at measurement date (EUR)	0.05
(Income) for the period (kEUR)	(95)
(Decrease) in equity (kEUR)	(95)

December 31, 2022

Number of options	104,468
Weighted average fair value at measurement date (EUR)	0.92
Expense for the period (kEUR)	96
Increase in equity (kEUR)	96

Sono N.V. recognized the proportionate fair value as other general and administrative expense. The exercise price of all share options will be EUR 0.00.

9.4	Loss per share

Basic loss per share is calculated by dividing earnings attributable to Sono N.V. shareholders by the weighted average number of ordinary and high voting shares outstanding during the reporting period. The high voting shares entitle the shareholders to additional voting rights, but not to higher dividend rights. There are currently no factors resulting in a dilution of earnings per share due to the loss for each period presented. As a result, basic loss per share equals diluted loss per share.

Loss per share

	2023	2022	2021
	EUR	EUR	EUR
From continuing operations attributable to the ordinary equity holders of the company	(0.50)	(2.21)	(1.07)
	(0.50)	(2.21)	(1.07)

The capital increases have resulted in an increase in the number of shares in the reporting year. Moreover, the weighted number of shares was adjusted retroactively in accordance with IAS 33.28 to reflect the issue of bonus shares in 2021. The adjusted weighted number of shares increased to 107,164,315 in the reporting year (2022: 83,055,318; 2021: 59,836,824).

9.5	Related parties

Related parties of Sono Group include the following persons as well as their close family members:

●	C-level Management

●	Significant shareholders - Jona Christians and Laurin Hahn

●	Supervisory Board members

Further, related parties of Sono Group also include the following entities:

●	Sono Motors Management UG

●	Sono Motors Investment UG

Sono N.V. is not controlled by any other entity, but controlled Sono Motors GmbH as of December 31, 2022. In 2023, there is a loss of control, expected to be temporary. See note 3 Basis for consolidation.

The below table displays the compensation of key management personnel:

	2023	2022	2021
	kEUR	kEUR	kEUR

Short-term employee benefits	292	921	1,317
Share-based payments	(274)	1,138	1,898
Total compensation	18	2,059	3,215

The share-based payments as of December 31, 2023 relate to the CSOP (kEUR 43; 2022: kEUR 652; 2021: kEUR 1,898) and to the share-based payment program of the supervisory board RSU (kEUR (317); 2022: kEUR  486; 2021: kEUR -).

Since the establishment of the supervisory board in November 2021, the members have received share-based payments based on awarded restricted stock units (RSU) as part of their remuneration. See note 9.3.3 Supervisory Board - RSUs and note 9.3.4. Supervisory Board - Bonus RSUs for further information on supervisory board share-based payments.

Below are other related party transactions during the financial year.

	2023	2022	2021
	kEUR	kEUR	kEUR

Expenses for marketing activities	-	107	-
Expenses for employee events	-	1	-
Total expenses	-	108	-

The table below displays loans and advance payments received from key management personnel and other related parties:

	2023	2022	2021
	kEUR	kEUR	kEUR

Affiliate company balance (see note 7.10.3)	14,798	-	-
Loans from key management personnel (subordinated crowdfunding loan II)	-	2	2
Advance payments received from key management personnel*	-	49	47
Total	17,798	51	49

* for which 10 Sono points have been granted

For the terms and conditions of the subordinated loans (crowdfunding), we refer to note 7.10.2 Noncurrent financial liabilities.

The main shareholders of Sono N.V. had significant influence over Sono Motors Investment UG, Munich. Therefore, Sono Motors Investment UG was considered a related party. Sono Motors had received a loan amounting to kEUR 185 from Sono Motors Investment UG in 2019. The loan was due December 31, 2020, interest-paying at arm’s length (4 % p.a.) and unsecured. As of December 31, 2020, the loan had not been repaid as of the balance sheet date. Instead, it was paid back on January 5, 2021.

9.6	Reconciliation of changes in liabilities arising from financing activities

The statement of cash flows presents information on the cash flow from operating, financing and investing activities. In fiscal year 2023 and previous years, non-cash financing and investing activities include the acquisition of right-of-use assets (see note 7.3 Right-of-use assets). The table below presents a reconciliation of liabilities arising from financing activities.

	Jan. 1, 2023	Cash flows	Non-cash changes			Dec. 31, 2023
			EIR method	Additions	Other
	kEUR	kEUR	kEUR	kEUR	kEUR	kEUR

Financial liabilities*
Loans	32,241	-	6,828	-	(15,908)	23,161
Lease liabilities	2,633	(175)	-	-	(1,328)	1,130
Total	34,874	(175)	6,828	-	(17,236)	24,291

* including current and noncurrent financial liabilities

	Jan. 1, 2022	Cash flows	Non-cash changes			Dec. 31, 2022
			EIR method	Additions	Other
	kEUR	kEUR	kEUR	kEUR	kEUR	kEUR

Financial liabilities*
Loans	3,749	28,425	931	-	(864)	32,241
Lease liabilities	3,076	(429)	-	-	(14)	2,633
Total	6,825	27,996	931	-	(878)	34,874

* including current and noncurrent financial liabilities

	Jan. 1, 2021	Cash flows	Non-cash changes			Dec. 31, 2021
			EIR method	Additions	Other
	kEUR	kEUR	kEUR	kEUR	kEUR	kEUR

Financial liabilities*
Loans	12,765	(2,187)	30	-	(6,859)	3,749
Lease liabilities	1,958	(378)	-	1,496	-	3,076
Total	14,723	(2,565)	30	1,496	(6,859)	6,825

* including current and noncurrent financial liabilities

The column “EIR method” includes both interest paid and non-cash interest expenses.

In 2023, the presented other non-cash changes include the transfer of one portion of the 2022 and modified convertible debentures to equity, foreign exchange effects, amortization of the deferred day-one losses and gains and the fair value changes of the bifurcated embedded derivatives. In 2022, the presented other non-cash changes include the transfer of one portion of the 2022 convertible debentures to equity, foreign exchange effects, amortization of the deferred day-one losses and the fair value changes of the bifurcated embedded derivatives. In 2021, other non-cash changes included the transfer of the mandatory convertible notes to equity and the fair value changes of the mandatory convertible notes. For further details, we refer to note 7.10.1 Financial liabilities overview.

9.7	Subsequent events

There were various material non-adjusting events that occurred after the end of the reporting period and are described below in more detail.

9.7.1	Exit from insolvency

On May 15, 2023, Sono N.V. applied to the Court to permit the opening of a self-administration proceeding (Eigenverwaltung) with respect to Sono Group N.V. pursuant to Section 270 (b) of the German Insolvency Code (Insolvenzordnung). See note 1.1 Insolvency proceedings for more detail.

Yorkville, one of the main creditors of Sono N.V., started negotiations in the course of the Self-Administration Proceedings regarding a new investment  which, after negotiations, finally resulted in the Yorkville Agreements. For more detail see note 9.7.4 “Funding and restructuring”. On December 7, 2023, Sono Motors submitted the Plan to the Court for approval that set out how Sono Motors intended to restructure its debt and procure the inflow of new money, including in connection with the First Commitment, and subsequently exit the Subsidiary Self-Administration Proceedings. Approval by the creditors and confirmation by the Court was obtained in the creditors meeting on December 21, 2023 and the Court confirmed on January 26, 2024 that the Plan became legally binding. On January 31, 2024, the Company withdrew its application for its Preliminary Self-Administration Proceedings with the Court. The Subsidiary exited its Self-Administration Proceedings on February 29, 2024. Any creditor payments will be made in accordance with the Plan.

Since the Plan has been accepted, and the settlement payments have been paid by the Company (kEUR 4,208) and the Subsidiary (kEUR 4,581), all remaining insolvency related liabilities have been released. This would result in a large credit in the income statement in 2024 for the Company and Subsidiary. The total effect has not yet been calculated or estimated.

9.7.2	Regaining control of the Subsidiary

Due to the opening of the self-administration proceedings and the appointment of a custodian (Sachwalter), Sono N.V. lost control of Sono Motors, its wholly-owned subsidiary, on May 19, 2023. See note 3. Basis of consolidation.

The loss of control was temporary, with control being regained when Sono Motors exited the Subsidiary Self-Administration Proceedings on February 29, 2024, and Sono Motors being consolidated again with the Group. The effect on the balance sheet and profit and loss has not yet been calculated or estimated. The assets and liabilities of Sono Motors on February 29, 2024, would be recognized in the consolidated statement of financial position, and intercompany balances would be eliminated, including the hard comfort letter liability.

9.7.3	Funding and restructuring

On November 20, 2023, Sono N.V. and Yorkville, one of the main creditors, entered into the Yorkville Agreements in connection with the First Commitment. On April 30, 2024, the Company and Yorkville entered into an amendment to the Funding Commitment Letter in connection with the Second Commitment. The Companies expect the Yorkville Investment to position the Group to obtain sufficient funding for the restructured business operations of the Group, with an initial focus on the Solar Bus Kit, through June 30, 2025, based on the Budget.

In addition to the Restructuring Agreement between Sono N.V. and Yorkville, there is a) an agreement between Sono N.V. and Sono Motors pursuant to which a settlement amount was agreed for intercompany claims (the “Settlement Agreement”), b) an agreement between Sono N.V. and Sono Motors relating to the satisfaction of intercompany claims, the further financing of Sono Motors by Sono N.V. and key aspects of Sono Motors’ self-administration proceedings and the Plan submitted by Sono Motors to the Court (the Continuation Agreement”), c) the Funding Commitment Letter between Sono N.V. and Yorkville to provide Sono N.V. with sufficient financial resources to fund the business operations of Sono Group through June 30, 2025, based on a budget agreed with Yorkville, d) an agreement between Sono N.V. and Yorkville to postpone the repayment date of the existing convertible debentures, issued to Yorkville in December 2022 (the “Existing Convertible Debentures”), to July 1, 2025, with the possibility of further extensions at Yorkville’s discretion (the “Prolongation Agreement”), e) an agreement between the Sono Group founders, Laurin Hahn and Jona Christians (the “Founders”), Sono N.V. and Sono Motors pursuant to which the companies were entitled to request that each of the founders enters into a share sale and transfer agreement (the “Sale and Transfer Agreements”) under the terms of which the respective Founder would sell and transfer, if so requested, a portion of their ordinary shares of Sono N.V. to a trustee to be appointed for the benefit of the Sono Motors’s creditors (the “Trustee”) and a portion of their ordinary shares of Sono N.V. and all of their high voting shares in Sono N.V. to the new members of the management board (the “Shareholders Commitment Letter”), (f) Sale and Transfer Agreements executed by each of the Founders to carry out the transfers contemplated in the Shareholders Commitment Letter, and (g) a back-to-back letter of comfort from Sono N.V: to Sono GmbH, which was subsequently amended on May 8, 2024, to provide funding for Sono GmbH’s business operations, with an initial focus on the Solar Bus Kit, which the companies currently expect to be sufficient at least until, and including, June 30, 2025 (as amended from time to time, the “Back-to-Back Letter of Comfort”). The funds to be provided under the Back-to-Back Letter of Comfort will be provided by way of intercompany loan(s).

Under the Funding Commitment Letter, Yorkville has offered to secure the financing of the Sono Group’s expected operational costs, with an initial focus on the Solar Bus Kit, during the period from December 1, 2023, until the end of the the second quarter of 2025 up to a maximum amount of mEUR 11.0 minus approximately mEUR 2.0 of cash left-over at Sono N.V. as of December 1, 2023. Cash available at Sono N.V. in excess of mEUR 2.0 cash left-over as of December 1, 2023, was or will be used to satisfy claims of creditors, with the exception of the amounts payable to Yorkville under the Existing Convertible Debentures and expected payments that relate to the preliminary insolvency. The financing is provided by Yorkville by way of new interest-bearing convertible debenture(s). The new convertible debenture issued  to Yorkville on February 5, 2024 in connection with the funding of the First Tranche will mature on July 1, 2025, and each subsequent new convertible debenture will mature on the earlier of (i) July 1, 2025 or (ii) 12 months from the issuance date of such new debenture. Pursuant to the Funding Commitment Letter, a second funding of €3.0 million is to be made in accordance with the Budget as required upon the funds provided in the First Tranche having been applied in accordance with the Budget,  and third and fourth tranches of mEUR 1.0 each are to be made in the first week of January 2025 and in the first week of April 2025, respectively. In the event of a shortfall during the funding period, Yorkville will provide additional funds to Sono N.V., provided that agreements are reached in good faith on an adjusted budget for the funding period.

In connection with the Yorkville Investment, the Founders entered into respective Sale and Transfer Agreements, pursuant to which they agreed to cumulatively transfer 13,306,249 ordinary shares of Sono N.V. to the Trustee. Following the transfer of the shares, the Trustee shall be entitled to sell such shares following expiration of a lock-up agreement and subject to certain volume restrictions agreed with Yorkville. The proceeds from such sales will be used to satisfy claims of the Subsidiary’s creditors. Whether and to what extent such sale proceeds can be realized will depend on a number of factors, including, among others, the performance of Sono N.V.'s share price. Currently, it is not possible to reliably forecast whether and to what extent such sale proceeds can be expected. In addition, under the terms of their respective Sale and Transfer Agreements, the Founders agreed to cumulatively transfer 17,306,251 ordinary shares of the Company and all of their cumulative 3,000,000 high voting shares of Sono N.V. to SVSE LLC (“SVSE”), whose sole member is George O’Leary, Sono N.V.’s sole Managing Director. The transfers of the high voting shares and the ordinary shares to SVSE were reflected in Sono N.V.’s share register on February 1, 2024 and March 25, 2024, respectively. The transfer of the ordinary shares to the Trustee was reflected in Sono N.V.’s share register on June 5, 2024.

In connection with the Funding Commitment Letter, SVSE and Yorkville entered into both a pledge agreement (the “Pledge Agreement”) and a security agreement (the “Security Agreement”), each dated February 5, 2024, pursuant to which SVSE agreed to pledge and grant to Yorkville, as a third-party pledge, a security interest in certain financial assets, including, among others, all of the ordinary shares and high voting shares of the Company that SVSE currently holds or at any time acquires (collectively, the “Pledged Ownership Interests”). The Pledged Ownership Interests serve as collateral for the repayment of Sono N.V.’s obligations to Yorkville. In the event that Sono N.V. is in default of its payment obligations to Yorkville, following notification thereof to SVSE, the voting rights and dividend rights in the Pledged Ownership Interests would accrue to Yorkville. In certain instances, Yorkville may also have the right to enforce its right of pledge and sell the Pledged Ownership Interests, thereby using the proceeds from the sale to repay the amounts owed by Sono N.V. to Yorkville.

On June 20, 2024, in connection with the Yorkville Investment, Sono Motors and SVSE entered into a guaranty agreement (the “Guaranty”) for the benefit of Yorkville. Under the terms of the Guaranty, each of Sono Motors and SVSE have agreed, among other things (i) to jointly and severally guarantee the payment of obligations owed by Sono N.V. to Yorkville in full when due and (ii) to guarantee the performance of all of the terms, covenants and conditions required to be kept, observed or performed by Sono N.V. in the Guaranty, the Funding Commitment Letter, the new convertible debentures, the Security Agreement and the Pledge Agreement. The Guaranty is irrevocable, absolute and unconditional and applies to all obligations owed by Sono N.V. to Yorkville whenever arising. Under the terms of the Guaranty, certain events of default would enable Yorkville, at its option and in its discretion, to accelerate some or all of the obligations so that they become immediately due and payable.

The Yorkville Investment remains subject to a number of contingencies and risks, including, among others, (i) whether the Companies are able to successfully comply with the terms of the Yorkville Agreements so as to gain access to the unused portion of the funding offered by Yorkville under the Yorkville Investment, and (ii) the risk of the potential occurrence of any Termination Event (as defined herein) or any event of default.

In accordance with the Yorkville Agreements, Sono N.V. held its annual general meeting of shareholders (the “AGM”) and submitted certain agenda items for shareholder vote on December 29, 2023. A subsequent extraordinary general meeting of shareholders (the “EGM”) was held on January 31, 2024 in order to propose certain required agenda items in connection with the Yorkville Agreements. In connection with the Yorkville Investment, certain agenda items were proposed and accepted at the EGM, including, without limitation: (1) a proposal to effect a reverse share split of the ordinary shares of the Company (“Ordinary Shares”) and the high voting shares of the Company (“High Voting Shares”) at an exchange ratio to be determined and established by the management board; (2) a proposal to reduce  the nominal value per Ordinary Share to EUR 0.01 per Ordinary Share (post-reverse share split) without repayment or any other payment by the Company; (3) a proposal to reduce the nominal value per High Voting Share to  EUR0.25 per High Voting Share (post-reverse share split) without repayment or any other payment by the Company; and (4) a proposal to authorize one or more amendments to the Company’s articles of association, in such a manner that the authorized capital of the Company is with each amendment amended to facilitate the issue shares under the convertible debentures issued to Yorkville. The foregoing measures have not yet been implemented and may be implemented in the future at the discretion of the Company’s management board.

In addition, Yorkville’s funding commitment is subject to the absence of termination events as laid out in the Funding Commitment Letter. If such an event occurs, Yorkville would have the right, at its sole discretion, to cancel any funding commitments still available, meaning that the Company would no longer be able to draw down on unused portions of the commitment amount, and to exercise all of its rights under any of the new convertible debentures as if an event of default had occurred. The following are each a termination event (each a “Termination Event”):

●	The Budget is exceeded as a result of incorrect or misleading work.

●	The Budget is exceeded and Yorkville and the Company cannot agree on an adjustment, or Yorkville requests information regarding the Budget and the Company fails to provide it within ten business days.

●	An event of default occurs with regard to the convertible debentures.

●	The Companies fail to materially comply with the Yorkville Agreements and fail to rectify their noncompliance within ten business days following a request from Yorkville to such effect.

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Other than with regard to the Self-Administration Proceedings, the Companies are unable or admit inability to pay their debts as they fall due, suspend making payments on any of their debts, or, by reason of actual or anticipated financial difficulties, commence negotiations with one or more of their creditors (excluding any finance party in its capacity as such) with a view to rescheduling any of their indebtedness.

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An entity incorporated in Germany is unable to pay its debts as they fall due (zahlungsunfähig) within the meaning of section 17 of the German Insolvency Code (Insolvenzordnung) or is over-indebted within the meaning of section 19 of the Germany Insolvency Code (Insolvenzordnung).

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Except in relation to the Self-Administration Proceedings, any corporate action, legal proceedings or other procedure or step is taken in relation to, amongst others, the suspension of payments, an arrangement with a creditor of the Company, the appointment of a liquidator or administrative receiver or the enforcement of a security over any asset of the Company or the Subsidiary.

●	It is or becomes unlawful for the Company to perform any of its obligations under the Yorkville Agreements.

9.7.4	Tax loss carryforwards

Tax loss carryforwards may be forfeit since a change in shareholders exceeding 50% takes place and the hidden reserve clause cannot be used. This would apply to tax loss carryforwards for Sono Motors GmbH and Sono Group N.V. amounting to kEUR 30,812 for corporate tax purposes and kEUR 29,938 for trade tax purposes as of balance sheet date, as well as all future tax losses up until the shareholder changes exceed 50%.

9.7.5	Nasdaq delisting

On December 11, 2023, Sono Group received notice advising the Company that Nasdaq has determined to delist the Company’s ordinary shares from the Nasdaq Stock Exchange. Nasdaq filed a Form 25 Notification of Delisting with the U.S. Securities and Exchange Commission (the “SEC”) on February 15, 2024 to complete the delisting.